Accounting Policies (Details) (USD $)				12 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Construction in Progress [Member]	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2013 Leasehold Improvements [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2013 Machinery and Equipment [Member]	Dec. 31, 2012 Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Gross, Total						$ 434,082	$ 476,257	$ 530,091	$ 382,680	$ 11,323,042	$ 11,186,840
Less accumulated depreciation		(5,588,679)	(4,082,736)
Property, Plant and Equipment, Net, Total	$ 6,356,959	$ 6,698,536	$ 7,963,041
Property, Plant and Equipment, Useful Life				22 years	3 years
Property, Plant and Equipment, Estimated Useful Lives								Lesser of lease term or 10 years